Loans borrowings (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 24, 2022 USD ($)	Jun. 24, 2022 SGD ($)
Debt Instrument [Line Items]
Aggregate amount	$ 380,000
Debt instrument, term	1 year
Debt instrument, interest rate, effective percentage	5.24%			1.20%	1.20%
Interest expense	$ 2,801,233	$ 4,594,956	$ 2,200,755
Facility Agreement [Member]
Debt Instrument [Line Items]
Aggregate amount				$ 593,198	$ 824,000
Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	5.75%	5.82%
Debt instrument, interest rate, effective percentage		5.24%
Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	7.75%	8.25%
Debt instrument, interest rate, effective percentage		7.93%		2.00%	2.00%